INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Summarized income statement
Operating revenue	$ 9,086	$ 9,474	[1]	$ 8,885	[1]
Operating expenses	(8,532)	(8,007)	[1]	(7,801)	[1]
Profit / (loss) before tax from continuing operations	(248)	328	[1],[2]	288	[1],[2]
Income tax expense	(477)	(397)		(615)
Profit / (loss) for the period	362	(534)	[1],[3],[4]	2,420	[1],[3]
Total comprehensive income / (loss)	(525)	(1,190)	[3]	2,312	[3]
Attributed to NCIs	(387)	(109)	[3]	(79)	[3]
Kar-Tel
Summarized income statement
Operating revenue	410	348		308
Operating expenses	(319)	(296)		(255)
Other (expenses) / income	6	(7)		2
Profit / (loss) before tax from continuing operations	97	45		55
Income tax expense	(20)	(13)		(14)
Profit / (loss) for the period	77	32		41
Total comprehensive income / (loss)	77	32		41
Attributed to NCIs	19	8		10
Sky Mobile
Summarized income statement
Operating revenue	81	108		136
Operating expenses	(144)	(97)		(162)
Other (expenses) / income	0	(2)		(12)
Profit / (loss) before tax from continuing operations	(63)	9		(38)
Income tax expense	(1)	(4)		(5)
Profit / (loss) for the period	(64)	5		(43)
Total comprehensive income / (loss)	(64)	5		(43)
Attributed to NCIs	(32)	3		(21)
GTH
Summarized income statement
Operating revenue	2,828	3,015		2,955
Operating expenses	(2,810)	(2,421)		(2,463)
Other (expenses) / income	(377)	(450)		(213)
Profit / (loss) before tax from continuing operations	(359)	144		279
Income tax expense	(124)	(375)		(144)
Profit / (loss) for the period	(483)	(231)		135
Total comprehensive income / (loss)	(483)	(231)		135
Attributed to NCIs	(204)	(56)		116
Dividends paid to NCIs	80	116
OTA
Summarized income statement
Operating revenue	813	915		1,040
Operating expenses	(754)	(703)		(753)
Other (expenses) / income	(11)	(27)		(33)
Profit / (loss) before tax from continuing operations	48	185		254
Income tax expense	(47)	(49)		(69)
Profit / (loss) for the period	1	136		185
Total comprehensive income / (loss)	1	136		185
Attributed to NCIs	1	100		$ 141
Dividends paid to NCIs	$ 76	$ 82

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[4]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).